UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2006

Item 1.  Reports to Stockholders

		The Annual Report to Stockholders follows

[First Investors Logo]

TAXABLE BOND & MONEY MARKET FUNDS


CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME


ANNUAL REPORT
September 30, 2006

Portfolio Manager's Letter
CASH MANAGEMENT FUND

Dear Investor:

This is the annual report for the First Investors Cash Management Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 3.9% for Class A shares and 3.1% for Class B shares, including dividends of 3.8 cents per share on Class A shares and 3.1 cents per share on Class B shares. The Fund maintained a $1.00 net asset value for each class of shares throughout the year.

The primary factor that drove the Fund's performance during the reporting period was the short-term interest rate environment. Short-term interest rates rose steadily through most of the twelve-month period, as the Federal Reserve ("the Fed") raised its target federal funds rate by 25 basis points at each meeting before stopping in August, with the federal funds target rate at 5.25%.

The Fund effectively used corporate bonds and notes for incremental return, in addition to floating rate securities and various types of callable securities. The Fund continued to mitigate credit risk by generally limiting its corporate security investments to shorter maturities and smaller position sizes. In addition, though the Fund reduced its holdings in U.S. government and agency securities, it maintained a significant portion of its assets in these securities. The Fund also increased its holdings in floating rate securities, which added marginally to performance.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE
Michael J. O'Keefe
Portfolio Manager

November 1, 2006

Understanding Your Fund's Expenses
FIRST INVESTORS INCOME FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, April 1, 2006, and held for the entire six-month period ended September 30, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS INCOME FUNDS

At a meeting held on May 18, 2006 ("May Meeting"), the Board of Trustees ("Board"), including a majority of the non-interested or independent Trustees (hereinafter, "Trustees"), approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each a "Fund" and collectively the "Funds"): Government Fund, Investment Grade Fund, Fund For Income and Cash Management Fund. In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreements for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Fixed Income and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. ("Lipper"), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper ("Peer Group"). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) supplemental investment performance information relating to certain Funds;
(3) the actual management fees paid by each Fund to FIMCO; (4) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. ("ADM"), the Funds' affiliated transfer agent, from the relationship with each Fund; and (5) any "fall out" or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board

FIRST INVESTORS INCOME FUNDS

meeting, the Trustees addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreements. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is FIMCO's philosophy to provide a high level of personal service to the shareholders of the Funds, that FIMCO strives to service the needs of a customer base that includes many investors who have modest incomes and net worths, that the fund complex is small in size relative to many other fund complexes, that many of the individual funds in the First Investors fund complex are small in asset size relative to other funds in the industry, and that the average account size of many of the First Investors funds is small by comparison to the industry averages. The Board also considered management's representations that there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its customers.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Trustees noted that under the Advisory Agreements with FIMCO, FIMCO provides not only advisory services but also certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including increasing the potential performance bonus for the portfolio managers and analysts who service the Funds and replacing the portfolio manager of the Investment Grade Fund in an effort to improve its performance.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds' shareholder base. The Board noted that the Funds' shares are distributed primarily through First Investors Corporation ("FIC"), which is an affiliate of FIMCO.

Based on the totality of the information considered, the Trustees concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's services as well as the services of its affiliates, and that FIMCO and its affiliates have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper as well as the supplemental performance information relating to certain Funds provided by FIMCO for the May Meeting. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year ("1-year period") and annualized performance over the most recent three calendar year period ("3-year period") and five calendar year period ("5-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance. In reviewing this data, the Board focused primarily on the 1- to 3-year periods, with the greatest weight being on whether a Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that the Government Fund and Cash Management Fund were in the third quintile of their respective Peer Group for both the 1-year period and 3-year period. With regard

FIRST INVESTORS INCOME FUNDS

to the Investment Grade Fund, the performance report showed that the Fund was in the fifth quintile of its Peer Group for the 1-year period and the fourth quintile for the 3-year period. The Board considered that FIMCO assigned a new portfolio manager to the Investment Grade Fund in April of 2006 and that FIMCO has confidence in the new portfolio manager's ability to manage the Investment Grade Fund. The Board expressed its intention to continue to closely monitor the Investment Grade Fund's performance in concert with FIMCO.

With regard to Fund for Income, the performance report showed that the Fund was in the fifth quintile of its Peer Group for the 1-year period and the fourth quintile for the 3-year period. The Board considered FIMCO's explanation that Fund for Income's performance versus its Peer Group in 2005 was primarily due to a bankruptcy of a large position held by the Fund, the overweighting of two sectors that performed poorly in 2005 and an overly bearish interest rate outlook. The Board also considered FIMCO's explanation that the Fund's underperformance compared to its Peer Group for the 3-year period was due to the performance results for the 1-year period and noted that data provided by FIMCO showed that Fund for Income's performance placed it in the third quintile for each of 2002, 2003 and 2004. Finally, the Board considered FIMCO's explanation of the measures it is taking to enhance Fund for Income's performance going forward, which includes measures to mitigate credit risk. The Board expressed its intention to continue to closely monitor Fund for Income's performance in concert with FIMCO.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund's Advisory Agreement. The Board reviewed the information compiled by Lipper comparing each Fund's contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets -- these fee rates include advisory and administrative service fees -- to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund on a quintile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee. In reviewing this data, the Board generally focused on whether a Fund's management fee (actual and contractual) was in the top three quintiles versus the Fund's Peer Group.

Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (1) the contractual management fee rate for each Fund was in the fifth quintile of its respective Peer Group, except for the Cash Management Fund, which was in the fourth quintile of its Peer Group; and (2) the actual management fee rate (after taking into account any applicable fee waivers) for the Government Fund and Cash Management Fund was in the first three quintiles of its respective Peer Group, and for the Investment Grade Fund and Fund for Income, in the fifth quintile of its respective Peer Group. The Board expressed its intention to continue to evaluate, in conjunction with FIMCO, the fee waivers for the applicable Funds. The Board also considered that the fee schedule for Fund for Income was amended effective January 30, 2006 to incorporate additional "breakpoints" (i.e., reductions in the management fee rate as assets increase), although the Fund is not currently at an asset level to benefit from such additional breakpoints. With regard to the Government Fund, the Board considered that the fee schedule for the Fund was amended effective January 30, 2006 to reduce the contractual management fee payable by the Fund. With regard to the Investment Grade Fund, the Board considered that the fee schedule for the Fund was amended effective January 30, 2006 to incorporate additional breakpoints and that FIMCO proposed a further amendment to the Fund's fee schedule to reduce the contractual management fees payable by the Fund effective May 1, 2006.

The Board also reviewed the information compiled by Lipper comparing each Fund's total expense ratio to other funds in its Peer Group, including on a quintile basis. For purposes of the expense ratio data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest actual total expense ratio and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest actual total expense ratio. The Board noted that the total expense ratio (Class A Shares) for the most recent calendar year, taking into account FIMCO's expense waivers (as applicable), was in the fifth quintile of the respective Peer Group for each Fund except the Cash Management Fund, which was in the third quintile of its respective Peer Group. The Board took into account management's explanation that, in the case of Investment Grade Fund and Government Fund, the Funds' total operating expense ratios were impacted by their relatively small average account size and/or the fact that a significant percentage of shareholders hold their shares in retirement accounts. Furthermore, the Board recognized management's ongoing efforts to reduce Fund expenses and encouraged management to continue to seek additional ways to reduce Fund expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund's management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended

FIRST INVESTORS INCOME FUNDS

December 31, 2005, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that there are a number of significant regulatory changes on the horizon that may impose additional responsibilities and costs on FIMCO and its affiliates in the upcoming year. In reviewing the profitability information, the Trustees also considered the "fall-out" or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds. Based on the information provided, the Board also noted that FIMCO operates the Cash Management Fund at a loss.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund, except the Cash Management Fund, includes breakpoints to account for management economies of scale. The Board noted that Fund for Income has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to the Government Fund and Investment Grade Fund, the Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders. With respect to the Cash Management Fund, the Board concluded that the fee structure is appropriate at current asset levels and also noted that FIMCO operates the Fund at a loss at current asset levels.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered ADM's fees and profitability and the income received by FIC and FIMCO's affiliated bank as a result of FIMCO's management of the First Investors funds. After review of this information, the Board concluded that the benefits accruing to FIMCO and its affiliates by virtue of their relationship to the Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable.

                               * * *

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund was in the best interests of that Fund. As a result, the Board, including a majority of the independent Trustees, approved each Advisory Agreement.

Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------------
                                      Beginning       Ending
                                       Account        Account      Expenses Paid
                                        Value          Value       During Period
                                      (4/1/06)       (9/30/06)    (4/1/06-9/30/06)*
-----------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                               $1,000.00       $1,021.54         $4.05
Hypothetical
  (5% annual return before expenses) $1,000.00       $1,021.06         $4.05
-----------------------------------------------------------------------------------
Expense Example --
Class B Shares
Actual                               $1,000.00       $1,017.71         $7.84
Hypothetical
  (5% annual return before expenses) $1,000.00       $1,017.30         $7.84
-----------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Corporate Notes                                      55.4%
U.S. Government Agency Obligations                   25.0%
Floating Rate Notes                                  12.6%
Certificates of Deposit                               3.9%
Bankers' Acceptances                                  3.1%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total value of investments.


Portfolio of Investments
CASH MANAGEMENT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
  Principal                                                         Interest                  $10,000 of
     Amount   Security                                                  Rate*         Value   Net Assets
--------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--55.6%
     $5,000M  AIG Funding, Inc., 11/6/06                                5.23%    $4,973,112         $245
      1,773M  Bank of America Corp., 10/15/06                           5.06      1,772,693           87
      7,000M  Becton, Dickinson & Co., 10/13/06                         5.21      6,986,786          344
      5,200M  ChevronTexaco Funding Corp., 10/6/06                      5.20      5,195,469          256
      1,105M  Cleveland Electric Illuminating Co. &
                Toledo Edison Co., 7/1/07
                (Ambac Insured)                                         5.65      1,116,811           55
      7,000M  Coca-Cola Co., 10/20/06 +                                 5.20      6,979,690          344
      5,000M  Concentrate Manufacturing Co.
                of Ireland, 10/10/06 +                                  5.19      4,992,790          246
      6,000M  Gannett Co., Inc., 10/27/06 +                             5.20      5,976,573          295
      5,000M  General Electric Capital Corp., 11/16/06                  5.23      4,965,815          245
      5,500M  Hershey Foods Corp., 10/13/06 +                           5.20      5,489,629          271
      1,600M  Kimberly Clark Worldwide, 10/26/06 +                      5.21      1,593,969           79
      7,000M  Madison Gas & Electric Co., 10/13/06                      5.21      6,986,802          344
        500M  McDonald's Corp., 4/30/07                                 5.32        500,154           25
      2,000M  Merrill Lynch & Co., Inc., 10/23/06                       5.21      1,993,307           98
      4,000M  Minnesota Mining &
                Manufacturing Co., 12/20/06                             5.19      3,953,283          195
      6,000M  National Rural Utilities Cooperative
                Finance Corp., 10/26/06                                 5.25      5,977,233          295
      5,000M  New Jersey Natural Gas Co., 10/5/06                       5.23      4,996,360          246
      5,000M  Northwest Natural Gas Co., 10/2/06 +                      5.28      4,998,522          246
      7,000M  Paccar Financial Corp., 10/31/06                          5.25      6,968,350          344
      3,500M  Pitney Bowes, Inc., 10/16/06 +                            5.21      3,491,876          172
      4,000M  Prudential Funding Corp., 10/11/06                        5.22      3,993,584          197
      6,500M  Stanley Works, 10/2/06 +                                  5.23      6,498,103          320
      6,000M  Toyota Motor Credit Corp., 10/10/06                       5.24      5,991,239          295
      6,500M  Wal-Mart Stores, Inc., 10/3/06 +                          5.21      6,497,159          320
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $112,889,309)                              112,889,309        5,564
--------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
CASH MANAGEMENT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
  Principal                                                         Interest                  $10,000 of
     Amount   Security                                                  Rate*         Value   Net Assets
--------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--25.1%
              Fannie Mae:
       $719M    12/26/06                                                4.77%      $714,375          $35
        678M    12/29/06                                                5.20        672,936           33
      1,850M    2/12/07                                                 5.00      1,840,009           91
        859M    4/18/07                                                 5.39        848,965           42
              Federal Home Loan Bank:
      4,358M    10/11/06                                                5.15      4,351,131          214
      3,000M    10/13/06                                                5.15      2,994,409          148
      2,100M    10/16/06                                                4.71      2,098,104          103
        750M    11/3/06                                                 5.16        749,132           37
      1,000M    11/28/06                                                4.93        996,956           49
      1,410M    1/29/07                                                 5.45      1,410,000           69
        400M    3/14/07                                                 5.05        397,296           20
      2,000M    3/28/07                                                 5.23      1,998,006           98
      1,000M    4/27/07                                                 5.34        997,710           49
      2,150M    4/30/07                                                 5.23      2,122,319          105
        705M    6/19/07                                                 5.64        703,441           35
      1,000M    7/30/07                                                 5.47        988,189           49
      3,200M    8/1/07                                                  5.50      3,200,896          158
      2,500M    10/2/07                                                 5.50      2,500,000          123
      2,900M    10/12/07                                                5.37      2,900,000          143
              Freddie Mac:
      2,500M    11/3/06                                                 4.51      2,500,034          123
      2,150M    11/9/06                                                 4.67      2,149,587          106
      2,250M    11/10/06                                                5.48      2,246,559          111
      2,000M    11/22/06                                                5.12      1,994,431           98
      1,000M    12/11/06                                                4.71        995,641           49
      3,000M    12/29/06                                                4.75      3,000,000          148
      1,000M    4/12/07                                                 4.50        998,506           49
      1,295M    4/13/07                                                 5.15      1,295,000           64
      1,950M    5/11/07                                                 5.30      1,950,000           96
      1,350M    6/22/07                                                 5.41      1,350,000           66
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $50,963,632)                                                               50,963,632        2,511
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
  Principal                                                         Interest                  $10,000 of
     Amount   Security                                                  Rate*         Value   Net Assets
--------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--12.6%
     $3,900M  Advanced Packaging Corp., 10/1/36
                (LOC; Fifth Third Bank)                                 5.33%    $3,900,000         $192
      2,000M  Federal Home Loan Bank, 12/22/06                          4.00      1,996,701           99
      6,250M  International Business Machines Corp.,
                6/28/07                                                 5.36      6,252,570          308
              Merrill Lynch & Co., Inc.:
      1,480M    12/22/06                                                5.54      1,480,651           73
      1,500M    5/29/07                                                 5.37      1,500,000           74
      5,750M  US Bank, NA, 1/25/07                                      5.45      5,750,000          283
      4,750M  Wachovia Bank, NA, 12/4/06                                5.34      4,750,000          234
--------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $25,629,922)                            25,629,922        1,263
--------------------------------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT--4.0%
      3,000M  Citibank, NA, 10/2/06                                     5.45      3,000,011          148
      5,000M  First Tennessee Bank, 10/25/06                            5.43      5,000,000          247
--------------------------------------------------------------------------------------------------------
Total Value of Certificates of Deposit (cost $8,000,011)                          8,000,011          395
--------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--3.2%
      4,430M  Bank of America, NA, 10/16/06                             5.19      4,419,333          218
      2,000M  Wachovia Bank, 1/24/07                                    5.30      1,965,520           97
--------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $6,384,853)                             6,384,853          315
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $203,867,727)++                       100.5%   203,867,727       10,048
Excess of Liabilities Over Other Assets                                  (.5)      (976,982)         (48)
--------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%  $202,890,745      $10,000
========================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2006.

 + Security exempt from registration under Section 4(2) of the Securities
   Act of 1933 (see Note 4).

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements


Portfolio Manager's Letter
GOVERNMENT FUND

Dear Investor:

This is the annual report for the First Investors Government Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 3.0% for Class A shares and 2.3% for Class B shares, including dividends of 48.8 cents per share on Class A shares and
40.0 cents per share on Class B shares.

The Fund invests primarily in Government National Mortgage Association
(GNMA) mortgage-backed bonds. The primary factors that drove the Fund's performance were rising interest rates and the flattening of the yield curve.

Short- and long-term interest rates rose during the reporting period, continuing the prior year's trend. The yield of the two-year U.S. Treasury note increased from 4.17% to 4.69%, and the yield of the ten-year U.S. Treasury note rose from 4.33% to 4.63%. While rising interest rates decreased the value of the Fund's securities, the Fund benefited on a relative basis from an underweight position versus the Merrill Lynch GNMA Index in 5% coupon mortgage-backed bonds, which are the most sensitive to changes in interest rates.

The yield curve flattened as short-term interest rates rose more than long-term rates. The flatter yield curve caused higher coupon mortgage-backed bonds to underperform. Consequently, the Fund's overweight in 7% and 71/2% coupon mortgage-backed bonds hurt performance.

Despite rising rates and the flatter yield curve, mortgage-backed bonds were the best performing high grade taxable fixed income sector for the second consecutive reporting year, outperforming the Treasury, agency and corporate bond markets.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc
and Portfolio Manager

November 1, 2006

Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


-----------------------------------------------------------------------------------
                                      Beginning        Ending
                                       Account        Account        Expenses Paid
                                        Value          Value        During Period
                                       (4/1/06)      (9/30/06)    (4/1/06-9/30/06)*
-----------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                               $1,000.00      $1,023.40           $5.58
Hypothetical
  (5% annual return before expenses) $1,000.00      $1,019.55           $5.57
-----------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                               $1,000.00      $1,020.36           $9.37
Hypothetical
  (5% annual return before expenses) $1,000.00      $1,015.79           $9.35
-----------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Government National Mortgage Association             83.9%
Fannie Mae                                           11.1%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total value of investments.

Cumulative Performance Information
GOVERNMENT FUND

Comparison of change in value of $10,000 investment in the First Investors Government Fund (Class A shares) and the Merrill Lynch GNMA Master Index.

First Investors Government Fund
Graph Plot Points
for the periods Ended 9/30/06

                                  Merrill Lynch
                    Government             GNMA
                          Fund            Index
Dec-96                   9,425           10,000
Dec-97                  10,220           10,954
Sep-98                  10,837           11,631
Sep-99                  10,891           11,922
Sep-00                  11,586           12,847
Sep-01                  12,801           14,399
Sep-02                  13,590           15,496
Sep-03                  14,008           16,085
Sep-04                  14,430           16,732
Sep-05                  14,755           17,314
Sep-06                  15,201           18,013

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares         N.A.V. Only    S.E.C. Standardized
  One Year               3.02%             (2.87%)
  Five Years             3.50%              2.27%
  Ten Years              5.18%              4.55%
  S.E.C. 30-Day Yield             4.07%

Class B Shares
  One Year               2.32%             (1.68%)
  Five Years             2.72%              2.36%
  Ten Years              4.58%              4.58%
  S.E.C. 30-Day Yield             3.58%

  The graph compares a $10,000 investment in the First Investors Government Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch GNMA Master Index (the "Index"). The Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.11%), 1.85% and 4.13%, respectively, and the S.E.C. 30-Day Yield for September 2006 would have been 4.05%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.93%), 1.92% and 4.15%, respectively, and the S.E.C. 30-Day Yield for September 2006 would have been 3.55%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch GNMA Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
GOVERNMENT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
  Principal                                                                                   $10,000 of
     Amount   Security                                                                Value   Net Assets
--------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--96.3%
              Fannie Mae--11.2%
    $22,710M  5.5%, 4/1/2033 - 9/1/2035                                         $22,422,771       $1,123
--------------------------------------------------------------------------------------------------------
              Government National Mortgage
              Association I Program--85.1%
     19,272M  5%, 6/15/2033 - 3/15/2036                                          18,746,085          938
     54,303M  5.5%, 3/15/2033 - 4/15/2036                                        53,996,104        2,704
     59,300M  6%, 3/15/2031 - 6/15/2036                                          60,112,281        3,010
     25,308M  6.5%, 10/15/2028 - 8/15/2036                                       26,079,957        1,306
      7,171M  7%, 4/15/2032 - 8/15/2035                                           7,423,187          372
      3,458M  7.5%, 7/15/2023 - 6/15/2034                                         3,599,363          180
--------------------------------------------------------------------------------------------------------
                                                                                169,956,977        8,510
--------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates
  (cost $195,052,597)                                                           192,379,748        9,633
--------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--5.2%
              U.S. Treasury Bills:
      4,000M    4.2%, 10/12/06                                                    3,994,399          200
      5,200M    4.61%, 10/12/06                                                   5,192,000          260
      1,100M    4.615%, 10/19/06                                                  1,097,319           55
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
  (cost $10,283,718)                                                             10,283,718          515
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $205,336,315)                        101.5%    202,663,466       10,148
Excess of Liabilities Over Other Assets                                (1.5)     (2,964,174)        (148)
--------------------------------------------------------------------------------------------------------
Net Assets                                                            100.0%   $199,699,292      $10,000
========================================================================================================

See notes to financial statements


Portfolio Manager's Letter
INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Investment Grade Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 2.7% for Class A shares and 1.9% for Class B shares, including dividends of 48.9 cents per share on Class A shares and 41.7 cents per share on Class B shares.

The most important drivers of the Fund's performance during the reporting period were an increase in Treasury yields as well as a widening of credit spreads between corporate and government bonds.

Despite a 150 basis point increase in the federal funds rate, the Treasury market witnessed a more moderate increase in rates as the yield of the two-year note rose only 48 basis points to 4.68% and the 30-year note rose only 19 basis points to 4.76%. This apparently orderly increase in yields masks the volatility in rates that occurred from the beginning of the reporting period through June, when the two-year yield climbed as high as 5.27%.

Despite concerns about the absolute levels of spreads to Treasuries and increased issuance of debt, corporate spreads traded in a narrow band during the past year. As measured by the benchmark, the Merrill Lynch Corporate Bond Index, spreads ranged from a low of 87 in February of 2006 to a high of 100 in late December of 2005. They started the reporting period at 89 and ended at 98.

The Fund anticipated that longer-term interest rates would rise in response to the Federal Reserve's continued tightening of short-term rates and lead to market depreciation of longer-term securities. As a result, the Fund held a greater percentage of cash and fewer long duration bonds than the benchmark. While this strategy helped early in the reporting period, it hurt during the strong rally in the third quarter in long-dated securities.

Since becoming the Fund's portfolio manager in April, I've made some changes that have benefited the Fund. Specifically, the Fund's exposure to both mortgage-backed and high yield bonds was increased in lieu of holding cash. Additionally, the Fund now has a greater percentage of bonds with longer maturities than it did in the spring. As noted above, long duration assets outperformed shorter dated assets during the past six months.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MARTIN F. FETHERSTON, CFA

Martin F. Fetherston, CFA
Portfolio Manager*

November 1, 2006

* Mr. Fetherston became the Fund's Portfolio Manager on April 3, 2006.

Fund Expenses
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------------
                                                  Beginning         Ending
                                                   Account         Account        Expenses Paid
                                                    Value           Value         During Period
                                                  (4/1/06)        (9/30/06)     (4/1/06-9/30/06)*
-------------------------------------------------------------------------------------------------
Expense Example --
Class A Shares
Actual                                          $1,000.00         $1,034.54         $5.61
Hypothetical
(5% annual return before  expenses)             $1,000.00         $1,019.55         $5.57
-------------------------------------------------------------------------------------------------
Expense Example --
Class B Shares
Actual                                          $1,000.00         $1,030.63         $9.42
Hypothetical
(5% annual return before expenses)              $1,000.00         $1,015.79         $9.35
-------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           21.4%
U.S. Government Agency Obligations                   10.5%
U.S. Government Obligations                          10.5%
Industrials                                           9.4%
Mortgage-Backed Securities                            9.3%
Consumer Discretionary                                8.2%
Utilities                                             7.7%
Consumer Staples                                      5.9%
Materials                                             5.1%
Health Care                                           3.8%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total value of investments.

Cumulative Performance Information
INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Investment Grade Fund (Class A shares) and the Merrill Lynch U.S. Corporate Master Index.

First Investors Investment Grade Fund
Graph Plot Points
for the periods Ended 9/30/06

                      Investment     Merrill Lynch
                           Grade    U.S. Corporate
                            Fund      Master Index

Dec-96                     9,425            10,000
Dec-97                    10,282            11,039
Sep-98                    11,134            11,887
Sep-99                    10,888            11,764
Sep-00                    11,436            12,431
Sep-01                    12,686            14,116
Sep-02                    13,509            15,186
Sep-03                    14,717            16,862
Sep-04                    15,242            17,646
Sep-05                    15,502            18,155
Sep-06                    15,918            18,784

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares         N.A.V. Only    S.E.C. Standardized
  One Year               2.69%             (3.26%)
  Five Years             4.64%              3.40%
  Ten Years              5.67%              5.04%
  S.E.C. 30-Day Yield             4.28%

Class B Shares
  One Year               1.92%             (2.08%)
  Five Years             3.85%              3.50%
  Ten Years              5.10%              5.10%
  S.E.C. 30-Day Yield             3.79%

  The graph compares a $10,000 investment in the First Investors Investment Grade Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch U.S. Corporate Master Index (the "Index"). The Index includes publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $250 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.42%), 3.20% and 4.79%, respectively, and the S.E.C. 30-Day Yield for September 2006 would have been 4.19%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.25%), 3.28% and 4.84%, respectively, and the S.E.C. 30-Day Yield for September 2006 would have been 3.70%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch U.S. Corporate Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
INVESTMENT GRADE FUND
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--65.2%
              Aerospace/Defense--2.1%
     $1,700M  Boeing Co., 7.25%, 2025                                             $2,025,655          $79
              Honeywell International, Inc.:
      1,050M    7.5%, 2010                                                         1,126,890           44
        975M    6.125%, 2011                                                       1,015,470           40
        400M  Precision Castparts Corp., 5.6%, 2013                                  398,344           16
        717M  TRW, Inc., 7.125%, 2009                                                745,533           29
---------------------------------------------------------------------------------------------------------
                                                                                   5,311,892          208
---------------------------------------------------------------------------------------------------------
              Automotive--.7%
      1,700M  Daimler Chrysler NA Holdings Corp., 5.75%, 2009                      1,708,029           67
---------------------------------------------------------------------------------------------------------
              Chemicals--1.3%
      1,700M  Air Products & Chemicals, Inc., 4.125%, 2010                         1,633,882           64
      1,700M  Cabot Corp., 5.25%, 2013 +                                           1,660,393           65
---------------------------------------------------------------------------------------------------------
                                                                                   3,294,275          129
---------------------------------------------------------------------------------------------------------
              Consumer Durables--.6%
      1,650M  Black & Decker Corp., 4.75%, 2014                                    1,546,050           61
---------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.2%
      2,250M  Avon Products, Inc., 4.2%, 2018                                      1,979,912           78
        710M  Colgate-Palmolive Co., 5.98%, 2012                                     739,710           29
      1,600M  Newell Rubbermaid, Inc., 6.75%, 2012                                 1,694,070           66
      1,350M  Procter & Gamble Co., 4.85%, 2015                                    1,312,139           52
---------------------------------------------------------------------------------------------------------
                                                                                   5,725,831          225
---------------------------------------------------------------------------------------------------------
              Energy--2.3%
      2,000M  Nexen, Inc., 5.05%, 2013                                             1,940,740           76
      1,700M  ONEOK, Inc., 5.51%, 2008                                             1,701,205           67
      2,220M  Phillips Petroleum Co., 7.125%, 2028                                 2,303,401           90
---------------------------------------------------------------------------------------------------------
                                                                                   5,945,346          233
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
              Financial--7.1%
       $875M  American General Finance Corp., 8.125%, 2009                          $941,673          $37
        900M  Caterpillar Financial Services Corp., 4.6%, 2014                       861,190           34
      2,100M  CIT Group, Inc., 7.75%, 2012                                         2,327,760           91
              ERAC USA Finance Enterprise Co.:
      1,775M    7.35%, 2008 +                                                      1,831,477           72
      1,170M    8%, 2011 +                                                         1,281,632           50
      1,363M  Ford Motor Credit Co., 9.75%, 2010 +                                 1,408,403           55
              General Electric Capital Corp.:
        700M    8.5%, 2008                                                           738,139           29
      1,000M    5.45%, 2013                                                        1,013,548           40
      2,125M  General Motors Acceptance Corp., 7.75%, 2010                         2,178,935           86
      2,000M  Goldman Sachs Group, Inc., 6.45%, 2036                               2,047,780           80
      1,825M  Household Finance Corp., 6.5%, 2008                                  1,871,727           73
      1,700M  Lehman Brothers Holdings, Inc., 5.75%, 2011                          1,720,947           67
---------------------------------------------------------------------------------------------------------
                                                                                  18,223,211          714
---------------------------------------------------------------------------------------------------------
              Financial Services--10.9%
      1,700M  Bank of America Corp., 7.4%, 2011                                    1,841,561           72
      2,000M  Citigroup, Inc., 6%, 2033                                            2,030,846           80
      1,750M  Comerica Bank, 7.125%, 2013                                          1,787,079           70
      1,200M  First Union National Bank, 7.8%, 2010                                1,305,241           51
      1,000M  Fleet Capital Trust II, 7.92%, 2026                                  1,043,043           41
      1,500M  Florida Windstorm Underwriting Assoc.,
                7.125%, 2019 +                                                     1,695,212           67
        625M  Greenpoint Bank, 9.25%, 2010                                           711,671           28
      1,700M  Hibernia Corp., 5.35%, 2014                                          1,659,316           65
      1,880M  Independence Community Bank Corp.,
                4.9%, 2010                                                         1,841,928           72
      1,700M  JPMorgan Chase & Co., 5.6%, 2011                                     1,730,342           68
      2,125M  MetLife, Inc., 5.7%, 2035                                            2,072,043           81
      1,200M  National City Bank of Pennsylvania,
                7.25%, 2011                                                        1,310,202           51
      1,505M  Nationsbank Corp., 7.8%, 2016                                        1,755,838           69
      1,298M  Republic NY Corp., 7.75%, 2009                                       1,382,783           54
      2,000M  Royal Bank of Scotland Group PLC, 5%, 2014                           1,951,746           77
        900M  U.S. Bank NA, 6.3%, 2014                                               954,997           37
      2,565M  Washington Mutual, Inc., 5.95%, 2013                                 2,621,879          103
---------------------------------------------------------------------------------------------------------
                                                                                  27,695,727        1,086
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.0%
     $1,700M  Altria Group, Inc., 7%, 2013                                        $1,856,159          $73
        910M  Bottling Group, LLC, 5%, 2013                                          894,597           35
      1,980M  Bunge Limited Finance Corp., 5.875%, 2013                            1,972,892           78
      1,745M  Conagra Foods, Inc., 6.75%, 2011                                     1,844,081           72
      1,000M  Pepsi Bottling Group, Inc., 7%, 2029                                 1,154,203           45
---------------------------------------------------------------------------------------------------------
                                                                                   7,721,932          303
---------------------------------------------------------------------------------------------------------
              Food/Drug--1.3%
      1,550M  Delhaize America, Inc., 8.125%, 2011                                 1,671,346           66
              Safeway, Inc.:
        510M    7%, 2007                                                             517,957           20
        450M    9.3%, 2007                                                           454,219           18
        700M    6.5%, 2011                                                           723,229           28
---------------------------------------------------------------------------------------------------------
                                                                                   3,366,751          132
---------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.1%
              International Paper Co.:
      1,690M    6.75%, 2011                                                        1,796,460           71
      1,800M    5.85%, 2012                                                        1,841,602           72
      1,725M  Sappi Papier Holding AG, 6.75%, 2012 +                               1,657,333           65
---------------------------------------------------------------------------------------------------------
                                                                                   5,295,395          208
---------------------------------------------------------------------------------------------------------
              Gaming/Leisure--1.8%
      1,225M  Hilton Hotels Corp., 7.2%, 2009                                      1,272,469           50
        750M  MGM Mirage, Inc., 8.5%, 2010                                           801,563           32
        750M  Park Place Entertainment Corp., 9.375%, 2007                           759,375           30
      1,700M  Starwood Hotels & Resorts, 7.375%, 2007                              1,719,125           67
---------------------------------------------------------------------------------------------------------
                                                                                   4,552,532          179
---------------------------------------------------------------------------------------------------------
              Health Care--3.9%
      1,700M  Abbott Laboratories, 5.875%, 2016                                    1,764,342           69
        564M  Baxter International, Inc., 5.9%, 2016                                 580,326           23
      1,880M  Becton, Dickinson & Co., 7.15%, 2009                                 1,985,917           78
      2,500M  Fisher Scientific International, Inc., 6.75%, 2014                   2,556,250          100
      1,130M  Tenet Healthcare Corp., 6.375%, 2011                                   998,638           39
      1,830M  Wyeth, 6.7%, 2011                                                    1,947,797           77
---------------------------------------------------------------------------------------------------------
                                                                                   9,833,270          386
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
              Manufacturing--2.8%
     $1,112M  Hanson Australia Funding, Ltd., 5.25%, 2013                         $1,073,776          $42
        646M  Hanson PLC, 7.875%, 2010                                               696,232           27
              Ingersoll-Rand Co.:
      1,600M    4.75%, 2015                                                        1,531,680           60
        875M    9%, 2021                                                           1,145,563           45
              United Technologies Corp.:
        900M    6.5%, 2009                                                           928,427           37
      1,600M    7.125%, 2010                                                       1,715,384           67
---------------------------------------------------------------------------------------------------------
                                                                                   7,091,062          278
---------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.1%
              Comcast Cable Communications, Inc.:
        705M    8.375%, 2007                                                         717,054           28
      2,000M    7.125%, 2013                                                       2,159,136           85
      2,000M  Cox Communications, Inc., 4.625%, 2013                               1,861,614           73
        700M  PanAmSat Corp., 6.375%, 2008                                           701,750           28
---------------------------------------------------------------------------------------------------------
                                                                                   5,439,554          214
---------------------------------------------------------------------------------------------------------
              Media-Diversified--1.9%
        575M  AOL Time Warner, Inc., 6.875%, 2012                                    608,702           24
        500M  News America, Inc., 5.3%, 2014                                         491,041           19
      1,000M  Time Warner, Inc., 9.125%, 2013                                      1,166,608           46
              Viacom, Inc.:
        500M    8.625%, 2012                                                         563,860           22
        360M    8.875%, 2014                                                         416,281           16
      1,700M  Walt Disney Co., 5.7%, 2011                                          1,733,631           68
---------------------------------------------------------------------------------------------------------
                                                                                   4,980,123          195
---------------------------------------------------------------------------------------------------------
              Metals/Mining--1.1%
      1,300M  Alcoa, Inc., 6%, 2012                                                1,340,163           52
      1,350M  Thiokol Corp., 6.625%, 2008                                          1,371,429           54
---------------------------------------------------------------------------------------------------------
                                                                                   2,711,592          106
---------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--3.4%
      1,654M  Archstone-Smith Trust, 7.9%, 2016                                    1,842,002           72
              AvalonBay Communities, Inc.:
      1,900M    7.5%, 2010                                                         2,054,947           81
        200M    6.625%, 2011                                                         210,823            8
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts (continued)
     $1,350M  Duke Weeks Realty Corp., 7.75%, 2009                                $1,439,396          $56
      1,005M  EOP Operating LP, 8.1%, 2010                                         1,092,208           43
      1,900M  Mack-Cali Realty LP, 7.75%, 2011                                     2,057,067           81
---------------------------------------------------------------------------------------------------------
                                                                                   8,696,443          341
---------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--.4%
        900M  Lowe's Cos., Inc., 8.25%, 2010                                         992,652           39
---------------------------------------------------------------------------------------------------------
              Telecommunications--2.5%
      1,200M  Deutsche Telekom AG, 8%, 2010                                        1,310,124           51
              GTE Corp.:
      1,359M    6.84%, 2018                                                        1,440,442           57
        500M    7.9%, 2027                                                           521,448           20
      1,325M  Sprint Capital Corp., 6.375%, 2009                                   1,357,773           53
        800M  Verizon New York, Inc., 6.875%, 2012                                   835,219           33
        750M  Vodafone AirTouch PLC, 7.75%, 2010                                     804,816           32
---------------------------------------------------------------------------------------------------------
                                                                                   6,269,822          246
---------------------------------------------------------------------------------------------------------
              Transportation--3.2%
      1,700M  Burlington Northern Santa Fe Corp., 4.3%, 2013                       1,601,094           63
              Canadian National Railway Co.:
        850M    7.375%, 2031                                                       1,038,446           40
      1,700M    6.25%, 2034                                                        1,831,774           72
        565M  FedEx Corp., 5.5%, 2009                                                569,002           22
        800M  Norfolk Southern Corp., 7.7%, 2017                                     936,410           37
      1,700M  Union Pacific Corp., 7.375%, 2009                                    1,791,504           70
        300M  Union Pacific Railroad, 7.28%, 2011                                    325,342           13
---------------------------------------------------------------------------------------------------------
                                                                                   8,093,572          317
---------------------------------------------------------------------------------------------------------
              Utilities--7.7%
      1,350M  Carolina Power & Light, Inc., 5.15%, 2015                            1,322,035           52
              Consumers Energy Co.:
        735M    6.375%, 2008                                                         743,563           29
      1,800M    6.875%, 2018                                                       1,971,065           77
      1,450M  Dominion Resources, Inc., 5%, 2013                                   1,400,522           55
        720M  DPL, Inc., 6.875%, 2011                                                761,561           30
        795M  El Paso Energy Corp., 7.375%, 2012                                     811,894           32
      1,550M  Florida Power & Light Co., 5.85%, 2033                               1,583,275           62
      1,700M  Georgia Power Co., 5.8%, 2035                                        1,655,819           65
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
              Utilities (continued)
     $1,325M  Jersey Central Power & Light Co., 5.625%, 2016                      $1,321,735          $52
        850M  Kinder Morgan Finance Co., 5.35%, 2011                                 827,461           32
              NiSource Finance Corp.:
        900M    7.875%, 2010                                                         971,702           38
        600M    5.4%, 2014                                                           581,559           23
      1,400M  OGE Energy Corp., 5%, 2014                                           1,345,914           53
      1,350M  PP&L Capital Funding, Inc., 8.375%, 2007                             1,376,572           54
        775M  PSI Energy, Inc., 8.85%, 2022                                        1,008,481           39
      1,510M  Public Service Electric & Gas Co., 6.75%, 2016                       1,651,108           65
        400M  South Carolina Electric & Gas Co., 6.7%, 2011                          424,141           17
---------------------------------------------------------------------------------------------------------
                                                                                  19,758,407          775
---------------------------------------------------------------------------------------------------------
              Waste Management--.8%
        500M  Allied Waste NA, Inc., 5.75%, 2011                                     481,875           19
      1,400M  Waste Management, Inc., 6.875%, 2009                                 1,455,397           57
---------------------------------------------------------------------------------------------------------
                                                                                   1,937,272           76
---------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $165,056,449)                               166,190,740        6,518
---------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--10.5%
      1,166M  FDA Queens LP, 6.99%, 2017 +                                         1,268,370           50
     10,090M  U.S. Treasury Bonds, 4.5%, 2036                                      9,671,426          379
              U.S. Treasury Notes:
      5,000M    4.875%, 2009                                                       5,030,470          197
      4,170M    4.875%, 2011                                                       4,217,730          166
      6,300M    5.125%, 2016                                                       6,537,239          256
---------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $26,168,562)                     26,725,235        1,048
---------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--10.5%
              Fannie Mae:
      2,600M    5.25%, 2008                                                        2,600,042          102
      2,600M    5.4%, 2009                                                         2,600,619          102
      1,287M    5%, 2016                                                           1,248,999           49
      2,600M    6%, 2016                                                           2,609,646          102
      3,700M    5%, 2017                                                           3,589,729          141
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
     $2,000M  Federal Farm Credit Bank, 6%, 2015                                  $1,998,378          $78
              Federal Home Loan Bank:
      1,330M    4%, 2008                                                           1,302,868           51
      1,900M    4.91%, 2012                                                        1,857,263           73
      1,000M    7.23%, 2015                                                        1,077,096           42
      3,400M    5.5%, 2036                                                         3,588,023          141
              Freddie Mac:
        760M    5.5%, 2015                                                           757,848           30
      2,300M    5.2%, 2019                                                         2,241,092           88
      1,250M    6.5%, 2020                                                         1,251,300           49
---------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $26,550,183)                                                              26,722,903        1,048
---------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--9.3%
              Fannie Mae--5.8%
      5,666M  6%, 1/1/2036                                                         5,704,012          224
      4,824M  6.5%, 5/1/2036                                                       4,914,439          193
      4,072M  6.5%, 6/1/2036                                                       4,148,427          162
---------------------------------------------------------------------------------------------------------
                                                                                  14,766,878          579
---------------------------------------------------------------------------------------------------------
              Freddie Mac--3.5%
      3,604M  5.5%, 6/1/2036                                                       3,555,680          139
      1,185M  5.5%, 9/1/2036                                                       1,169,298           46
      4,199M  6%, 2/1/2036                                                         4,221,880          166
---------------------------------------------------------------------------------------------------------
                                                                                   8,946,858          351
---------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $23,622,858)                    23,713,736          930
---------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--1.3%
              Transportation
        578M  American Airlines, Inc., 7.377%, 2019                                  532,630           21
      1,276M  Continental Airlines, Inc., 8.388%, 2020                             1,244,714           49
      1,322M  FedEx Corp., 7.5%, 2018                                              1,471,146           58
---------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $3,346,013)                         3,248,490          128
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                Value    Net Assets
---------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--1.9%
     $5,000M  Federal Home Loan Bank,
                5.15%, 10/13/06 (cost $4,990,681)                                 $4,990,681         $195
---------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.5%
      4,000M  New Jersey Natural Gas Co., 5.22%,
                10/4/06 (cost $3,997,677)                                          3,997,677          156
---------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $253,732,423)                         100.2%    255,589,462       10,023
Excess of Liabilities Over Other Assets                                  (.2)       (581,277)         (23)
---------------------------------------------------------------------------------------------------------
Net Assets                                                            100.00%   $255,008,185      $10,000
=========================================================================================================

+ Security exempt from registation under Rule 144A of the Securities Act of 1933 (see Note 4).

See notes to financial statements


Portfolio Managers' Letter
FUND FOR INCOME

Dear Investor:

This is the annual report for the First Investors Fund For Income for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 5.4% for Class A shares and 4.6% for Class B shares, including dividends of 21.8 cents per share on Class A shares and
19.6 cents per share on Class B shares.

The most important factors driving the Fund's performance during the reporting period were the overall performance of the high yield market and the Fund's individual security selections.

The high yield market had relatively good returns during the reporting period compared to other fixed income sectors. After starting on a weak note, the market recovered in November and into calendar year 2006 following the release of economic statistics indicating that the U.S. economy continued to remain on track. As the year progressed, economic and credit trends generally remained favorable, but the markets were focused on the actions of the Federal Reserve ("the Fed"). Investors were divided on whether the Fed needed to keep raising rates to fight inflation or if it had gone far enough and risked pushing the economy into recession. In June, the Fed paused for the first time in over two years and the high yield market responded with approval.

The Fund's underperformance relative to the Credit Suisse High Yield Index II was attributable primarily to security selection. The most significant negative contributor was the investment in Dana Corporation, which filed for bankruptcy. Dana, an auto parts supplier, faced a liquidity crisis as lenders looked to reduce exposure to the automotive sector. Acute care hospital operator HCA declined after announcing it would undergo a leveraged buyout, which will increase the company's level of debt. Holdings in diagnostic imaging provider Insight Health declined on concerns about future profitability following the passage of the Deficit Reduction Act of 2005, which reduced Medicare reimbursement for MRIs. Integrated Electrical Services declined in the face of liquidity problems brought on by increased bonding requirements. Adelphia Communications traded off as the bankruptcy process has taken longer and been more contentious than anticipated.

Aiding the Fund's relative performance were investments in cable television providers Charter Communications and Cablevision Systems Corporation, the supermarket chain Ingles Markets, and the continued overweight of the chemical sector in anticipation of continued strong cyclical results. Cable television providers Charter Communications and Cablevision reported improved operating results. Additionally, Charter benefited from a debt exchange. An investment in both the debt and equity of Ingles Markets paid off as the supermarket chain reported strong results throughout the year. Chemical suppliers Texas Petrochemicals and Huntsman Corporation posted strong results as the chemical cycle moved toward a peak.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager

/S/ GREG MILLER

Greg Miller
Co-Portfolio Manager

November 1, 2006

Fund Expenses
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------------
                                                  Beginning         Ending
                                                   Account         Account        Expenses Paid
                                                    Value           Value         During Period
                                                  (4/1/06)        (9/30/06)     (4/1/06-9/30/06)*
-------------------------------------------------------------------------------------------------
Expense Example --
Class A Shares
Actual                                          $1,000.00        $1,039.07          $6.59
Hypothetical
  (5% annual return before expenses)            $1,000.00        $1,018.60          $6.53
-------------------------------------------------------------------------------------------------
Expense Example --
Class B Shares
Actual                                          $1,000.00        $1,032.12         $10.14
Hypothetical
  (5% annual return before expenses)            $1,000.00        $1,015.09         $10.05
-------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.29% for Class A shares and 1.99% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Discretionary                               23.9%
Consumer Staples                                     22.5%
Materials                                            14.4%
Energy                                               13.4%
Industrials                                           8.9%
Health Care                                           8.2%
Financials                                            2.9%
Telecommunications                                    2.7%
Information Technology                                0.8%
Utilities                                             0.1%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total value of investments.

Cumulative Performance Information
FUND FOR INCOME

Comparison of change in value of $10,000 investment in the First Investors Fund For Income (Class A shares) and the Credit Suisse High Yield Index II.

First Investors Fund For Income
Graph Plot Points
for the periods Ended 9/30/05

                      Income            CSFB
                        Fund           Index

Dec-96                 9,425          10,000
Dec-97                10,618          11,263
Sep-98                10,670          11,026
Sep-99                11,004          11,462
Sep-00                11,275          11,682
Sep-01                10,125          11,106
Sep-02                 9,971          11,423
Sep-03                12,542          14,627
Sep-04                14,053          16,575
Sep-05                14,586          17,621
Sep-06                15,374          18,988

(INSET BOX IN CHART READS:)

                     Average Annual Total Returns*
Class A Shares     N.A.V. Only   S.E.C. Standardized
  One Year          5.40%              (.74%)
  Five Years        8.71%              7.42%
  Ten Years         5.38%              4.75%
  S.E.C. 30-Day Yield         6.88%

Class B Shares
  One Year          4.64%               .64%
  Five Years        7.89%              7.59%
  Ten Years         4.81%              4.81%
  S.E.C. 30-Day Yield         6.61%

  The graph compares a $10,000 investment in the First Investors Fund For Income (Class A shares) beginning 12/31/96 with a theoretical investment in the Credit Suisse High Yield Index II (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 9/30/06, the Index consisted of 1,354 different issues, most of which were cash pay, also included in the Index were zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which were in default. As of 9/30/06, approximately 2.81% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.21 years, an average duration of 4.38 years and an average coupon of 8.41%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. Credit Suisse High Yield Index II figures are from Credit Suisse Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FUND FOR INCOME
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--93.7%
              Aerospace/Defense--3.4%
     $4,775M  Alliant Techsystems, Inc., 6.75%, 2016                              $4,715,312          $81
              DRS Technologies, Inc.:
      5,250M    6.875%, 2013                                                       5,210,625           89
      1,000M    6.625%, 2016                                                         987,500           17
      5,508M  Dyncorp International, LLC, 9.5%, 2013                               5,728,320           98
      1,747M  GenCorp, Inc., 9.5%, 2013                                            1,825,615           31
      1,600M  L-3 Communications Corp., 7.625%, 2012                               1,656,000           28
---------------------------------------------------------------------------------------------------------
                                                                                  20,123,372          344
---------------------------------------------------------------------------------------------------------
              Automotive--5.7%
      2,700M  Accuride Corp., 8.5%, 2015                                           2,524,500           43
              Asbury Automotive Group, Inc.:
      3,500M    9%, 2012                                                           3,600,625           62
      5,400M    8%, 2014                                                           5,359,500           92
        500M  Avis Budget Car Rental, LLC, 7.75%, 2016 +                             485,000            8
      4,208M  Cambridge Industries Liquidating Trust, 2007 ++ **                       2,630           --
      5,450M  Dana Corp., 9%, 2011 ++                                              3,597,000           61
              Delco Remy International, Inc.:
      5,800M    11%, 2009                                                          2,813,000           48
      3,250M    9.375%, 2012                                                       1,470,625           25
      4,350M  General Motors Acceptance Corp., 6.75%, 2014                         4,253,260           73
        500M  Tenneco Automotive, Inc., 8.625%, 2014                                 496,250            8
      4,693M  TRW Automotive, Inc., 9.375%, 2013                                   5,021,510           86
      3,600M  United Components, Inc., 9.375%, 2013                                3,582,000           61
---------------------------------------------------------------------------------------------------------
                                                                                  33,205,900          567
---------------------------------------------------------------------------------------------------------
              Chemicals--10.5%
      1,940M  BCP Crystal US Holdings Corp., 9.625%, 2014                          2,114,600           36
      3,500M  Equistar Chemicals LP, 10.625%, 2011                                 3,771,250           65
      3,650M  Ethyl Corp., 8.875%, 2010                                            3,814,250           65
      6,550M  Huntsman International, LLC, 7.375%, 2015 +                          6,648,250          114
              Huntsman, LLC:
      1,636M    11.625%, 2010                                                      1,815,960           31
      2,765M    11.5%, 2012                                                        3,159,013           54
      7,000M  IMC Global, Inc., 10.875%, 2013                                      7,840,000          134
      8,000M  Lyondell Chemical Co., 10.875%, 2009                                 8,180,000          140
      4,375M  Millennium America, Inc., 9.25%, 2008                                4,528,125           77
      3,500M  Nell AF S.a.r.l., 8.375%, 2015 +                                     3,491,250           60
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Chemicals (continued)
     $4,900M  Omnova Solutions, Inc., 11.25%, 2010                                $5,285,875          $90
      1,000M  PQ Corp., 7.5%, 2013                                                   955,000           16
      5,526M  Terra Capital, Inc., 11.5%, 2010                                     6,037,155          103
      3,900M  Tronox Worldwide, LLC, 9.5%, 2012                                    4,021,875           69
---------------------------------------------------------------------------------------------------------
                                                                                  61,662,603        1,054
---------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.9%
      1,700M  Broder Brothers Co., 11.25%, 2010                                    1,666,000           29
      4,000M  GFSI, Inc., 11%, 2011 +                                              3,860,000           66
              Levi Strauss & Co.:
      4,600M    10.26%, 2012 ***                                                   4,761,000           81
      4,000M    9.75%, 2015                                                        4,170,000           71
      7,200M  Playtex Products, Inc., 9.375%, 2011                                 7,560,000          129
      1,150M  Remington Arms Co., 10.5%, 2011                                      1,063,750           18
---------------------------------------------------------------------------------------------------------
                                                                                  23,080,750          394
---------------------------------------------------------------------------------------------------------
              Energy--13.1%
      5,275M  Basic Energy Services, Inc., 7.125%, 2016 +                          5,116,750           88
      7,000M  Bluewater Finance, Ltd., 10.25%, 2012                                7,122,500          122
              Chesapeake Energy Corp.:
      1,800M    7.5%, 2014                                                         1,829,250           31
      8,850M    6.625%, 2016                                                       8,584,500          147
      4,350M  Compagnie Generale de Geophysique,
                7.5%, 2015                                                         4,328,250           74
      4,250M  Delta Petroleum Corp., 7%, 2015                                      3,931,250           67
      4,075M  Dresser, Inc., 9.375%, 2011                                          4,283,844           73
     13,750M  El Paso Production Holding Co., 7.75%, 2013                         14,128,125          241
      1,800M  Energy Partners, Ltd., 8.75%, 2010                                   1,858,500           32
              Giant Industries, Inc.:
      5,493M    11%, 2012                                                          5,959,905          102
      4,150M    8%, 2014                                                           4,513,125           77
      1,350M  Hilcorp Energy I, LP, 9%, 2016 +                                     1,400,625           24
        250M  Hornbeck Offshore Services, Inc., 6.125%, 2014                         234,688            4
              Pacific Energy Partners, LP:
      1,000M    7.125%, 2014                                                       1,025,000           18
        250M    6.25%, 2015                                                          247,500            4
      2,650M  POGO Producing Co., 6.875%, 2017                                     2,540,688           43
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Energy (continued)
              Stone Energy Corp.:
     $5,340M    8.17%, 2010 + ***                                                 $5,319,975          $91
        900M    6.75%, 2014                                                          904,500           15
      3,490M  Tesoro Corp., 6.25%, 2012 +                                          3,380,938           58
---------------------------------------------------------------------------------------------------------
                                                                                  76,709,913        1,311
---------------------------------------------------------------------------------------------------------
              Financial Services--1.8%
      2,175M  Saxon Capital, Inc., 12%, 2014 +                                     3,026,787           52
      7,600M  Targeted Return Index Securities Trust,
                7.548%, 2016 +                                                     7,616,234          130
---------------------------------------------------------------------------------------------------------
                                                                                  10,643,021          182
---------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.4%
      1,000M  Constellation Brands, Inc., 7.25%, 2016                              1,016,250           17
              Land O'Lakes, Inc.:
      1,800M    9%, 2010                                                           1,917,000           33
        725M    8.75%, 2011                                                          758,531           13
      1,800M  Pierre Foods, Inc., 9.875%, 2012                                     1,836,000           31
      2,250M  Southern States Cooperative, Inc., 10.5%, 2010 +                     2,368,125           41
---------------------------------------------------------------------------------------------------------
                                                                                   7,895,906          135
---------------------------------------------------------------------------------------------------------
              Food/Drug--1.1%
      6,250M  Ingles Markets, Inc., 8.875%, 2011                                   6,546,875          112
---------------------------------------------------------------------------------------------------------
              Forest Products/Containers--1.3%
      2,150M  Jefferson Smurfit Corp., 8.25%, 2012                                 2,069,375           35
      2,000M  Tekni-Plex, Inc., 8.75%, 2013 +                                      1,985,000           34
      3,275M  Verso Paper Holdings, LLC, 9.24%, 2014 + ***                         3,324,125           57
---------------------------------------------------------------------------------------------------------
                                                                                   7,378,500          126
---------------------------------------------------------------------------------------------------------
              Gaming/Leisure--7.1%
      4,250M  Circus & Eldorado/Silver Legacy,
                10.125%, 2012                                                      4,489,062           77
      2,200M  Herbst Gaming, Inc., 8.125%, 2012                                    2,257,750           38
      4,500M  Isle of Capri Casinos, Inc., 7%, 2014                                4,297,500           73
      5,220M  Mandalay Resort Group, 6.375%, 2011                                  5,128,650           88
      6,960M  MGM Mirage, Inc., 6.625%, 2015                                       6,716,400          115
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Gaming/Leisure (continued)
              Park Place Entertainment Corp.:
     $3,500M    9.375%, 2007                                                      $3,543,750          $60
      5,000M    7%, 2013                                                           5,146,865           88
      9,745M  Speedway Motorsports, Inc., 6.75%, 2013                              9,696,275          166
        500M  Station Casinos, Inc., 6.875%, 2016                                    471,250            8
---------------------------------------------------------------------------------------------------------
                                                                                  41,747,502          713
---------------------------------------------------------------------------------------------------------
              Health Care--8.0%
      3,150M  Alliance Imaging, Inc., 7.25%, 2012                                  2,961,000           51
      4,000M  Encore Medical IHC, Inc., 9.75%, 2012                                4,420,000           76
      3,480M  Fisher Scientific International, Inc.,
                6.125%, 2015                                                       3,471,300           59
      4,400M  Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                         2,750           --
              HCA, Inc.:
      1,730M    6.75%, 2013                                                        1,468,338           25
      8,720M    6.5%, 2016                                                         7,019,600          120
      4,000M  Insight Health Services Corp., 9.875%, 2011                          1,390,000           24
      1,800M  MedQuest, Inc., 11.875%, 2012                                        1,579,500           27
      4,000M  Omnicare, Inc., 6.875%, 2015                                         3,905,000           67
        900M  Res-Care, Inc., 7.75%, 2013                                            902,250           15
              Tenet Healthcare Corp.:
     12,400M    6.375%, 2011                                                      10,958,500          187
      2,250M    9.25%, 2015                                                        2,176,875           37
      6,820M  Triad Hospitals, Inc., 7%, 2013                                      6,658,025          114
---------------------------------------------------------------------------------------------------------
                                                                                  46,913,138          802
---------------------------------------------------------------------------------------------------------
              Housing--3.9%
      4,360M  Beazer Homes USA, Inc., 6.875%, 2015                                 3,967,600           68
      6,100M  Builders FirstSource, Inc., 9.66%, 2012 ***                          6,008,500          103
        900M  NTK Holdings, Inc., 0%-10.75%, 2014 #                                  625,500           11
      7,700M  Ply Gem Industries, Inc., 9%, 2012                                   6,179,250          105
              William Lyon Homes, Inc.:
      4,500M    7.625%, 2012                                                       3,656,250           62
      2,700M    10.75%, 2013                                                       2,497,500           43
---------------------------------------------------------------------------------------------------------
                                                                                  22,934,600          392
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Information Technology--.8%
     $3,000M  Exodus Communications, Inc., 10.75%, 2009 ++**                         $1,875           $--
              Iron Mountain, Inc.:
      1,000M    8.625%, 2013                                                       1,027,500           18
      1,000M    6.625%, 2016                                                         945,000           16
      1,300M  Sanmina - SCI Corp., 8.125%, 2016                                    1,280,500           22
              Xerox Corp.:
        500M    6.4%, 2016                                                           500,000            9
      1,000M    6.75%, 2017                                                        1,020,000           17
---------------------------------------------------------------------------------------------------------
                                                                                   4,774,875           82
---------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.0%
      5,500M  LaBranche & Co., Inc., 11%, 2012                                     5,912,500          101
---------------------------------------------------------------------------------------------------------
              Manufacturing--2.2%
      1,740M  Case New Holland, Inc., 7.125%, 2014                                 1,755,225           30
        334M  Columbus McKinnon Corp., 10%, 2010                                     363,225            6
      2,500M  Itron, Inc., 7.75%, 2012                                             2,587,500           45
      2,600M  Stewart & Stevenson, LLC, 10%, 2014 +                                2,645,500           45
              Wolverine Tube, Inc.:
      3,500M    7.375%, 2008 +                                                     2,992,500           51
      2,500M    10.5%, 2009                                                        2,212,500           38
---------------------------------------------------------------------------------------------------------
                                                                                  12,556,450          215
---------------------------------------------------------------------------------------------------------
              Media-Broadcasting--4.8%
      5,250M  Block Communications, Inc., 8.25%, 2015 +                            5,145,000           88
              Clear Channel Communications, Inc.:
      2,820M    5.5%, 2014                                                         2,624,145           45
      6,100M    4.9%, 2015                                                         5,397,762           92
      5,000M  Nexstar Finance Holding, LLC,
                0% - 11.375%, 2013 #                                               4,200,000           72
        450M  Nexstar Finance, Inc., 7%, 2014                                        411,750            7
      3,000M  Sinclair Broadcasting Group, Inc., 8%, 2012                          3,056,250           52
              Young Broadcasting, Inc.:
      2,920M    10%, 2011                                                          2,741,150           47
      4,900M    8.75%, 2014                                                        4,189,500           72
---------------------------------------------------------------------------------------------------------
                                                                                  27,765,557          475
---------------------------------------------------------------------------------------------------------






---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Media-Cable TV--9.8%
     $8,745M  Adelphia Communications Corp., 10.25%, 2011 ++                      $5,706,112          $98
      6,250M  Atlantic Broadband Finance, LLC, 9.375%, 2014                        6,140,625          105
      6,900M  Cablevision Systems Corp., 8%, 2012                                  7,020,750          120
              Charter Communications Holdings, LLC:
      8,500M    10%, 2009                                                          7,820,000          134
      2,000M    10.25%, 2010                                                       1,750,000           30
      8,250M    11.75%, 2011                                                       6,641,250          113
      2,000M    8%, 2012 +                                                         2,025,000           35
      4,625M  CSC Holdings, Inc., 8.125%, 2009                                     4,815,781           82
      8,690M  Echostar DBS Corp., 6.375%, 2011                                     8,483,612          145
              Mediacom LLC/Mediacom Capital Corp.:
      4,000M    7.875%, 2011                                                       3,970,000           68
      2,000M    9.5%, 2013                                                         2,055,000           35
      1,000M  Quebecor Media, Inc., 7.75%, 2016                                    1,006,250           17
---------------------------------------------------------------------------------------------------------
                                                                                  57,434,380          982
---------------------------------------------------------------------------------------------------------
              Media-Diversified--3.2%
      5,200M  Cenveo, Inc., 7.875%, 2013                                           4,953,000           85
              MediaNews Group, Inc.:
      2,625M    6.875%, 2013                                                       2,441,250           42
      1,750M    6.375%, 2014                                                       1,553,125           27
      1,500M  R.H. Donnelley Financial Corp., 10.875%, 2012 +                      1,657,500           28
              Six Flags, Inc.:
      2,500M    8.875%, 2010                                                       2,406,250           41
      1,800M    9.625%, 2014                                                       1,611,000           27
      3,400M  Universal City Development Partners, Ltd.,
                11.75%, 2010                                                       3,680,500           63
        250M  Universal City Florida Holding Co.,
                10.24%, 2010 ***                                                     258,125            4
---------------------------------------------------------------------------------------------------------
                                                                                  18,560,750          317
---------------------------------------------------------------------------------------------------------
              Metals/Mining--1.0%
      1,750M  Metals USA, Inc., 11.125%, 2015                                      1,925,000           33
      3,910M  Russell Metals, Inc., 6.375%, 2014                                   3,714,500           63
---------------------------------------------------------------------------------------------------------
                                                                                   5,639,500           96
---------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--3.2%
     $9,000M  Gregg Appliances, Inc., 9%, 2013                                    $8,257,500         $141
              GSC Holdings Corp.:
      1,800M    9.38%, 2011 ***                                                    1,881,000           32
      1,700M    8%, 2012                                                           1,759,500           30
      6,100M  Neiman Marcus Group, Inc., 10.375%, 2015                             6,618,500          113
---------------------------------------------------------------------------------------------------------
                                                                                  18,516,500          316
---------------------------------------------------------------------------------------------------------
              Services--3.7%
              Allied Waste NA, Inc.:
      3,450M    5.75%, 2011                                                        3,324,937           57
      1,847M    9.25%, 2012                                                        1,978,599           34
      1,800M    7.875%, 2013                                                       1,849,500           32
      6,000M    7.375%, 2014                                                       5,940,000          101
      1,680M  Hydrochem Industrial Services, Inc.,
                9.25%, 2013 +                                                      1,671,600           28
              United Rentals, Inc.:
      2,700M    6.5%, 2012                                                         2,619,000           45
      4,350M    7%, 2014                                                           4,110,750           70
---------------------------------------------------------------------------------------------------------
                                                                                  21,494,386          367
---------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
      6,050M  E. Spire Communications, Inc., 13%, 2010 ++ **                             605           --
      2,400M  ICG Services, Inc., 10%, 2008 ++ **                                      1,500           --
---------------------------------------------------------------------------------------------------------
                                                                                       2,105           --
---------------------------------------------------------------------------------------------------------
              Transportation--.6%
      1,117M  American Commercial Lines, LLC, 9.5%, 2015                           1,223,115           21
      1,750M  Overseas Shipholding Group, Inc., 8.25%, 2013                        1,820,000           31
        500M  Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                         440,000            8
---------------------------------------------------------------------------------------------------------
                                                                                   3,483,115           60
---------------------------------------------------------------------------------------------------------
              Utilities--.0%
        250M  Reliant Energy, Inc., 6.75%, 2014                                      239,063            4
---------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
  Principal                                                                                      For Each
     Amount                                                                                    $10,000 of
  or Shares   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              Wireless Communications--2.2%
     $8,000M  Nextel Communications, Inc., 5.95%, 2014                            $7,836,160         $134
      5,200M  Rogers Wireless, Inc., 6.375%, 2014                                  5,206,500           89
---------------------------------------------------------------------------------------------------------
                                                                                  13,042,660          223
---------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $574,192,872)                               548,263,921        9,370
---------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.7%
              Automotive--.0%
     37,387*  Safelite Glass Corporation - Class "B" + **                            140,575            2
      2,523*  Safelite Realty Corporation **                                          19,654           --
---------------------------------------------------------------------------------------------------------
                                                                                     160,229            2
---------------------------------------------------------------------------------------------------------
              Chemicals--.9%
     14,634*  Texas Petrochemicals Corporation **                                    290,851            5
    180,613*  Texas Petrochemicals Corporation **                                  4,786,244           82
---------------------------------------------------------------------------------------------------------
                                                                                   5,077,095           87
---------------------------------------------------------------------------------------------------------
              Food/Drug--.5%
     111,700  Ingles Markets, Inc.                                                 2,946,646           50
---------------------------------------------------------------------------------------------------------
              Telecommunications--.3%
     16,049   Deutsche Telekom AG (ADR)                                              254,698            4
      5,409*  RCN Corporation                                                        153,062            3
      9,300*  RCN Corporation **                                                          93           --
     11,620*  TelCove, Inc. + **                                                   1,119,796           19
      2,533*  Viatel Holding (Bermuda), Ltd. **                                            6           --
     18,224*  World Access, Inc.                                                          20           --
---------------------------------------------------------------------------------------------------------
                                                                                   1,527,675           26
---------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,800,507)                                     9,711,645          165
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2006

---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
Warrants or                                                                                      For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                 Value   Net Assets
---------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Aerospace/Defense--.0%
      3,000*  DeCrane Aircraft Holdings, Inc.
                (expiring 9/30/08) + **                                                 $30           $--
---------------------------------------------------------------------------------------------------------
              Automotive--.0%
     61,084*  Safelite Glass Corporation - Class "B"
                (expiring 9/29/07) + **                                                  611           --
---------------------------------------------------------------------------------------------------------
              Telecommunications--.1%
      3,500*  GT Group Telecom, Inc. (expiring 2/1/10) + **                               --           --
      9,045*  TelCove, Inc. (expiring 4/8/08) + **                                   573,724           10
---------------------------------------------------------------------------------------------------------
                                                                                     573,724           10
---------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $2,395,215)                                            574,365           10
---------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.2%
              ChevronTexaco Funding Corp.:
    $6,000M     5.2%, 10/10/06                                                     5,991,330          102
     1,200M     5.22%, 10/17/06                                                    1,197,041           21
---------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $7,188,371)                        7,188,371          123
---------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--.8%
     5,000M   Federal Home Loan Bank, 5.15%, 10/13/06
                (cost $4,990,681)                                                  4,990,681           85
---------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $598,567,646)                           97.5%   570,728,983        9,753
Other Assets, Less Liabilities                                            2.5     14,427,749          247
---------------------------------------------------------------------------------------------------------
Net Assets                                                             100.00%  $585,156,732      $10,000
=========================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest Rates on Adjustable Rate Bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on September 30, 2006.

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

See notes to financial statements


Portfolio Composition (Unaudited)

FUND FOR INCOME

The dollar weighted average of credit ratings of all bonds held by the Fund during the fiscal year ended September 30, 2006 and the dollar weighted average of the total of the Fund's investments in zero coupon bonds and step bonds during the 2006 fiscal year, computed on a monthly basis, are set forth below. This information reflects the average composition of the Fund's assets during the 2006 fiscal year and is not necessarily representative of the Fund as of the end of its 2006 fiscal year, the current fiscal year or at any other time in the future.

----------------------------------------------------------------------------
                                               Comparable Quality of
                                    Rated by   Unrated Securities to
                                    Moody's    Bonds Rated by Moody's
----------------------------------------------------------------------------
AAA                                 0.67%             0.00%
Baa2                                1.00              0.00
Baa3                                2.52              0.00
Ba1                                 3.07              0.00
Ba2                                 10.28             0.00
Ba3                                 7.09              0.00
B1                                  6.31              0.00
B2                                  16.84             0.00
B3                                  26.58             0.00
Caa1                                9.84              0.00
Caa2                                3.70              0.25
Caa3                                0.32              0.00
Ca                                  3.07              0.03
C                                   0.00              1.84
----------------------------------------------------------------------------

Step Bonds                          1.23%
Zero Coupon Bonds                   0.07%

See notes to financial statements

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
September 30, 2006

------------------------------------------------------------------------------------------------------------------------------
                                                                          CASH                      INVESTMENT
                                                                    MANAGEMENT      GOVERNMENT           GRADE          INCOME
------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                              $203,867,727    $205,336,315    $253,732,423    $598,567,646
                                                                  ============    ============    ============    ============
  At value (Note 1A)                                              $203,867,727    $202,663,466    $255,589,462    $570,728,983
Cash                                                                 1,324,120         469,438         348,881         686,591
Receivables:
  Interest                                                             779,560         892,239       3,732,502      13,347,003
  Shares sold                                                               --         421,351         601,143         432,622
  Investment securities sold                                                --              --              --       1,293,413
Other assets                                                            32,971          37,428          11,814         263,971
                                                                  ------------    ------------    ------------    ------------
Total Assets                                                       206,004,378     204,483,922     260,283,802     586,752,583
                                                                  ------------    ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                                    2,500,000       4,296,079       4,706,627              --
  Dividends payable                                                      6,577          40,698         113,545         553,258
  Shares redeemed                                                      431,786         277,465         283,506         565,593
Accrued advisory fees                                                   67,723          96,366         112,638         337,266
Accrued shareholder servicing costs                                     55,317          33,652          41,663          90,991
Accrued expenses                                                        52,230          40,370          17,638          48,743
                                                                  ------------    ------------    ------------    ------------
Total Liabilities                                                    3,113,633       4,784,630       5,275,617       1,595,851
                                                                  ------------    ------------    ------------    ------------
Net Assets                                                        $202,890,745    $199,699,292    $255,008,185    $585,156,732
                                                                  ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                   $202,890,745    $211,738,516    $264,961,251    $766,345,694
Undistributed net investment income (deficit)                               --         140,734      (3,181,735)      1,231,134
Accumulated net realized loss on investments                                --      (9,507,109)     (8,628,370)   (154,581,433)
Net unrealized appreciation (depreciation) in value of investments          --      (2,672,849)      1,857,039     (27,838,663)
                                                                  ------------    ------------    ------------    ------------
Total                                                             $202,890,745    $199,699,292    $255,008,185    $585,156,732
                                                                  ============    ============    ============    ============
Net Assets:
  Class A                                                         $200,380,886    $186,422,159    $231,192,172    $554,532,443
  Class B                                                           $2,509,859     $13,277,133     $23,816,013     $30,624,289
Shares outstanding (Note 6):
  Class A                                                          200,380,886      17,409,284      24,291,100     184,530,792
  Class B                                                            2,509,859       1,240,258       2,505,148      10,204,013
Net asset value and redemption price per share--Class A                  $1.00*         $10.71           $9.52           $3.01
                                                                  ============    ============    ============    ============
Maximum offering price per share--Class A
  (Net asset value/9425)**                                                 N/A          $11.36          $10.10           $3.19
                                                                  ============    ============    ============    ============
Net asset value and offering price per share--Class B (Note 6)           $1.00          $10.71           $9.51           $3.00
                                                                  ============    ============    ============    ============
 * Also maximum offering price per share.

** On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS INCOME FUNDS
Year Ended September 30, 2006
------------------------------------------------------------------------------------------------------------------------------
                                                                          CASH                      INVESTMENT
                                                                    MANAGEMENT      GOVERNMENT           GRADE          INCOME
------------------------------------------------------------------------------------------------------------------------------
Investment Income

Income (Note 1F):
  Interest                                                          $8,287,660     $10,243,477     $13,021,967     $50,399,182
  Dividends                                                                 --              --              --          86,140(a)
                                                                  ------------    ------------    ------------    ------------
Total income                                                         8,287,660      10,243,477      13,021,967      50,485,322
                                                                  ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
  Advisory fees                                                        895,701       1,509,453       1,699,208       4,276,885
  Distribution plan expenses - Class A                                      --         453,320         532,951       1,662,136
  Distribution plan expenses - Class B                                  19,762         142,805         257,410         332,738
  Shareholder servicing costs                                          667,941         399,583         506,495       1,172,022
  Professional fees                                                     39,477          49,259          41,260          99,871
  Registration fees                                                     52,928          52,871          54,821          54,686
  Custodian fees                                                        38,786          28,947          18,492          38,247
  Reports to shareholders                                               64,457          41,673          58,423         145,684
  Trustees' fees                                                         8,287           9,000          10,898          27,194
  Other expenses                                                        43,774          61,553          49,438         143,193
                                                                  ------------    ------------    ------------    ------------
Total expenses                                                       1,831,113       2,748,464       3,229,396       7,952,656
Less: Expenses waived                                                 (397,104)       (465,732)       (388,666)             --
      Expenses paid indirectly                                          (9,833)        (24,336)        (20,422)        (40,569)
                                                                  ------------    ------------    ------------    ------------
Net expenses                                                         1,424,176       2,258,396       2,820,308       7,912,087
                                                                  ------------    ------------    ------------    ------------
Net investment income                                                6,863,484       7,985,081      10,201,659      42,573,235
                                                                  ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on investments                                            --      (1,053,822)     (1,697,495)    (24,922,862)
Net unrealized appreciation (depreciation) of investments                   --      (1,213,735)     (2,079,190)     12,744,718
                                                                  ------------    ------------    ------------    ------------
Net loss on investments                                                     --      (2,267,557)     (3,776,685)    (12,178,144)
                                                                  ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations                $6,863,484      $5,717,524      $6,424,974     $30,395,091
                                                                  ============    ============    ============    ============

(a) Net of $3,080 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                          CASH MANAGEMENT                   GOVERNMENT
                                                                  ----------------------------    ----------------------------
Year Ended September 30                                                   2006            2005            2006            2005
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                             $6,863,484      $3,196,616      $7,985,081      $7,311,559
  Net realized gain (loss) on investments                                   --              --      (1,053,822)        631,796
  Net unrealized appreciation (depreciation) of investments                 --              --      (1,213,735)     (3,730,063)
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations             6,863,484       3,196,616       5,717,524       4,213,292
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                   (6,783,444)     (3,155,474)     (8,240,446)     (8,125,876)
  Net investment income - Class B                                      (80,040)        (41,142)       (537,292)       (602,132)
                                                                  ------------    ------------    ------------    ------------
    Total dividends                                                 (6,863,484)     (3,196,616)     (8,777,738)     (8,728,008)
                                                                  ------------    ------------    ------------    ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      257,607,283     225,191,078      30,565,693      25,491,260
    Reinvestment of dividends                                        6,697,930       3,105,081       7,208,291       6,993,703
    Cost of shares redeemed                                       (226,043,737)   (237,177,113)    (30,230,638)    (25,500,703)
                                                                  ------------    ------------    ------------    ------------
                                                                    38,261,476      (8,880,954)      7,543,346       6,984,260
                                                                  ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                        3,043,930       2,334,919       2,185,110       1,753,391
    Reinvestment of dividends                                           75,499          37,941         499,852         561,459
    Cost of shares redeemed                                         (3,792,293)     (4,412,048)     (4,647,314)     (3,303,272)
                                                                  ------------    ------------    ------------    ------------
                                                                      (672,864)     (2,039,188)     (1,962,352)       (988,422)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                     37,588,612     (10,920,142)      5,580,994       5,995,838
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                               37,588,612     (10,920,142)      2,520,780       1,481,122

Net Assets
  Beginning of year                                                165,302,133     176,222,275     197,178,512     195,697,390
                                                                  ------------    ------------    ------------    ------------
  End of year+                                                    $202,890,745    $165,302,133    $199,699,292    $197,178,512
                                                                  ============    ============    ============    ============
+Includes undistributed net investment income (deficit) of                 $--             $--       $140,734         $39,006
                                                                  ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           257,607,283     225,191,078       2,853,699       2,313,120
    Issued for dividends reinvested                                  6,697,930       3,105,081         673,757         634,924
    Redeemed                                                      (226,043,737)   (237,177,113)     (2,823,408)     (2,314,243)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstandin            38,261,476      (8,880,954)        704,048         633,801
                                                                  ============    ============    ============    ============
Class B:
  Sold                                                               3,043,930       2,334,919         204,003         159,145
  Issued for dividends reinvested                                       75,499          37,941          46,721          51,004
  Redeemed                                                          (3,792,293)     (4,412,048)       (434,613)       (299,862)
                                                                  ------------    ------------    ------------    ------------
Net decrease in Class B shares outstanding                            (672,864)     (2,039,188)       (183,889)        (89,713)
                                                                  ============    ============    ============    ============




Statements of Changes in Net Assets (continued)
FIRST INVESTORS INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT GRADE                      INCOME
                                                                  ----------------------------     ---------------------------
Year Ended September 30                                                   2006            2005            2006            2005
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                            $10,201,659      $8,848,078     $42,573,235     $44,586,837
  Net realized gain (loss) on investments                           (1,697,495)       (267,229)    (24,922,862)     (6,651,104)
  Net unrealized appreciation (depreciation) of investments         (2,079,190)     (5,240,595)     12,744,718     (17,110,814)
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations             6,424,974       3,340,254      30,395,091      20,824,919
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                  (10,975,640)     (9,743,057)    (40,228,929)    (41,327,828)
  Net investment income - Class B                                   (1,132,856)     (1,311,803)     (2,178,739)     (2,541,843)
                                                                  ------------    ------------    ------------    ------------
    Total dividends                                                (12,108,496)    (11,054,860)    (42,407,668)    (43,869,671)
                                                                  ------------    ------------    ------------    ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                       60,013,611      58,265,215      50,444,587      67,802,783
    Reinvestment of dividends                                        9,351,362       8,182,635      30,767,790      31,078,336
    Cost of shares redeemed                                        (36,660,785)    (25,999,627)    (86,314,638)    (66,983,667)
                                                                  ------------    ------------    ------------    ------------
                                                                    32,704,188      40,448,223      (5,102,261)     31,897,452
                                                                  ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                        3,201,697       3,767,335       3,015,926       5,395,191
    Reinvestment of dividends                                        1,004,830       1,150,885       1,609,592       1,872,646
    Cost of shares redeemed                                         (8,046,954)     (5,209,093)     (9,915,612)     (9,509,080)
                                                                  ------------    ------------    ------------    ------------
                                                                    (3,840,427)       (290,873)     (5,290,094)     (2,241,243)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions                 28,863,761      40,157,350     (10,392,355)     29,656,209
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                           23,180,239      32,442,744     (22,404,932)      6,611,457

  Net Assets
    Beginning of year                                              231,827,946     199,385,202     607,561,664     600,950,207
                                                                  ------------    ------------    ------------    ------------
    End of year+                                                  $255,008,185    $231,827,946    $585,156,732    $607,561,664
                                                                  ============    ============    ============    ============
+Includes undistributed net investment income (deficit) of         $(3,181,735)    $(3,989,344)     $1,231,134        $552,379
                                                                  ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                             6,319,955       5,849,008      16,823,867      21,460,627
    Issued for dividends reinvested                                    986,091         822,105      10,263,990       9,902,008
    Redeemed                                                        (3,865,698)     (2,611,201)    (28,800,606)    (21,309,546)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding            3,440,348       4,059,912      (1,712,749)     10,053,089
                                                                  ============    ============    ============    ============
  Class B:
    Sold                                                               337,660         378,111       1,007,871       1,709,202
    Issued for dividends reinvested                                    105,988         115,677         537,485         596,997
    Redeemed                                                          (850,003)       (522,612)     (3,310,888)     (3,031,130)
                                                                  ------------    ------------    ------------    ------------
    Net decrease in Class B shares outstanding                        (406,355)        (28,824)     (1,765,532)       (724,931)
                                                                  ============    ============    ============    ============

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
September 30, 2006


1. Significant Accounting Policies--First Investors Income Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income primarily seeks high current income and, secondarily, seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Debt securities may be priced based upon estimates of value furnished by a pricing service approved by the Trust's Board of Trustees ("the Board"). In formulating such estimates of value, the pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At September 30, 2006, the Fund For Income held sixteen securities that were fair valued by the Funds' Valuation Committee with an aggregate value of $6,940,944, representing 1.2% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2006, capital loss carryovers were as follows:

                                                           Year Capital Loss Carryovers Expire
           ---------------------------------------------------------------------------------------------------------------------
Fund               Total         2007         2008         2009         2010         2011         2012         2013         2014
----       -------------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Government    $7,678,925          $--   $1,017,364   $2,144,197          $--       $54,921  $2,120,906   $1,600,894     $740,643
Investment
  Grade        4,248,148           --           --    1,715,940       27,419       407,283   1,356,376           14      741,116
Income       130,545,431      842,581    1,832,458   13,810,649   18,563,112    52,099,335  25,740,298   10,200,012    7,456,986


C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

FIRST INVESTORS INCOME FUNDS
September 30, 2006


F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero-coupon bonds and step bonds is accrued daily at the effective interest rate. For the year ended September 30, 2006, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $89,168 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2006, the Funds expenses were reduced by $5,992 under these arrangements.

2. Security Transactions--For the year ended September 30, 2006, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government                 $--            $--    $83,244,166    $82,482,450
Investment Grade    74,471,850     94,004,185    126,511,154     76,676,679
Income             164,198,211    154,433,529             --             --

At September 30, 2006, aggregate cost and net unrealized depreciation of securities for federal income tax purposes were as follows:

                                        Gross          Gross            Net
                     Aggregate     Unrealized     Unrealized     Unrealized
Fund                      Cost   Appreciation   Depreciation   Depreciation
----              ------------   ------------   ------------   ------------
Government        $205,336,315       $598,693     $3,271,542    $(2,672,849)
Investment Grade   256,935,245      3,376,155      4,721,938     (1,345,783)
Income             600,460,062     15,733,948     45,465,026    (29,731,078)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and directors of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the

Funds' retirement accounts. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2006, total trustees fees accrued by the Funds amounted to $55,379.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets. During the period October 1, 2005 to September 30, 2006, FIMCO has voluntarily waived $397,104 in advisory fees to limit the Fund's overall expense ratio to .70% on Class A shares and 1.45% on Class B shares for the period October 1, 2005 through November 30, 2005, and to .80% on Class A shares and 1.55% on Class B shares for the period December 1, 2005 through September 30, 2006.

Government Fund--Through January 27, 2006, the rate was 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, and declined by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Effective January 28, 2006, the rate was changed to .66% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2005 to September 30, 2006, FIMCO has voluntarily waived $465,732 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Investment Grade Fund--Through January 27, 2006, the rate was .75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. For the period January 28, 2006 through April 30, 2006, the rate was changed to .75% on the first $250 million of the Fund's average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. Effective May 1, 2006, the rate was changed to .66% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2005 to September 30, 2006, FIMCO has voluntarily waived $388,666 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Fund For Income--Through January 27, 2006, the rate was.75% on the first $250 million of the Fund's average daily net assets, and declined by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. Effective January 28, 2006, the rate was changed to .75% on the first $250 million of

FIRST INVESTORS INCOME FUNDS
September 30, 2006


the Fund's average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

For the year ended September 30, 2006, total advisory fees accrued to FIMCO by the Funds were $8,381,247 of which $1,251,502 was waived as noted above.

For the year ended September 30, 2006, FIC, as underwriter, received $4,278,713 in commissions from the sale of shares of the Funds after allowing $65,233 to other dealers. Shareholder servicing costs included $2,102,504 in transfer agent fees accrued to ADM and $383,753 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2006, the fees paid under the distribution plans by Government Fund and Investment Grade Fund were limited to .25% on Class A shares and 1% on Class B shares. The distribution fees paid by Cash Management Fund were limited to .75% on Class B shares. For the year ended September 30, 2006, total distribution plan fees accrued to FIC by the Funds amounted to $3,401,122.

4. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2006, Investment Grade Fund held seven 144A securities with an aggregate value of $10,802,820 representing 4.2% of the Fund's net assets and Fund For Income held twenty-six 144A securities with an aggregate value of $66,434,895 representing 11.4% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At September 30, 2006, Cash Management Fund held nine Section 4(2) securities with an aggregate value of $46,518,311 representing 22.9% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same term and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund's Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trust. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

7. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended September 30, 2006 and September 30, 2005 consisted entirely of ordinary income as follows:

                                             Distributions Declared
                                               from Ordinary Income
                                  ---------------------------------
Fund                                     in 2006            in 2005
----                              --------------     --------------
Cash Management                       $6,863,484         $3,196,616
Government                             8,777,738          8,728,008
Investment Grade                      12,108,496         11,054,860
Income                                42,407,668         43,869,671

FIRST INVESTORS INCOME FUNDS
September 30, 2006


As of September 30, 2006, the components of distributable earnings on a tax basis were:

                    Undistributed            Capital              Other                                 Total
                         Ordinary               Loss        Accumulated         Unrealized      Distributable
Fund                       Income          Carryover             Losses       Depreciation            Deficit
----               --------------     --------------     --------------     --------------     --------------
Government               $140,734        $(7,678,925)       $(1,828,184)       $(2,672,849)      $(12,039,224)
Investment Grade           21,086         (4,248,148)        (4,380,221)        (1,345,783)        (9,953,066)
Income                  2,992,497       (130,545,431)       (23,904,950)       (29,731,078)      (181,188,962)

Other accumulated losses consist primarily of post-October loss deferrals.

For the year ended September 30, 2006, the following reclassifications were made to reflect permanent differences between book and tax reporting:

                           Accumulated        Undistributed
                          Net Realized       Net Investment
Fund                              Gain               Income
----                    --------------     ----------------
Government                   $(894,385)            $894,385
Investment Grade            (2,714,447)           2,714,447
Income                        (513,188)             513,188

8. Fund Reorganizations--At the close of business on January 27, 2006, First Investors Cash Management Fund, Inc., First Investors Government Fund, Inc., First Investors Fund For Income, Inc. and First Investors Series Fund (Investment Grade Fund) were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.

9. New Accounting Pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. FIMCO believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Year      Income     Investments    Operations         Income           Gain  Distributions           Year
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2002             $1.00       $.014              --         $.014          $.014             --          $.014          $1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00
2004              1.00        .005              --          .005           .005             --           .005           1.00
2005              1.00        .019              --          .019           .019             --           .019           1.00
2006              1.00        .038              --          .038           .038             --           .038           1.00

Class B
-------
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
2004              1.00          --              --            --             --             --             --           1.00
2005              1.00        .012              --          .012           .012             --           .012           1.00
2006              1.00        .031              --          .031           .031             --           .031           1.00

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2002            $11.41        $.59            $.09          $.68           $.59             --           $.59         $11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31
2004             11.31         .51            (.18)          .33            .51             --            .51          11.13
2005             11.13         .50            (.25)          .25            .50             --            .50          10.88
2006             10.88         .45            (.13)          .32            .49             --            .49          10.71

Class B
-------
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
2004             11.30         .43            (.18)          .25            .43             --            .43          11.12
2005             11.12         .41            (.25)          .16            .41             --            .41          10.87
2006             10.87         .36            (.12)          .24            .40             --            .40          10.71

---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End   of Year                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses   Income (Loss)          Rate
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2002                1.38%             $193         .80%          1.38%           .90%          1.28%            --
2003                 .62               179         .78            .62            .97            .43             --
2004                 .50               171         .70            .50           1.05            .15             --
2005                1.94               162         .70           1.90           1.04           1.56             --
2006                3.89               200         .78           3.85           1.01           3.62             --

Class B
-------
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                 .05                 6        1.34            .06           1.53           (.13)            --
2004                  --                 5        1.20             --           1.55           (.35)            --
2005                1.18                 3        1.45           1.15           1.79            .81             --
2006                3.11                 3        1.53           3.10           1.76           2.87             --

------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2002                6.16%             $168        1.10%          5.21%          1.56%          4.75%            75%
2003                3.08               184        1.10           4.69           1.58           4.21             65
2004                3.01               179        1.10           4.59           1.56           4.13             60
2005                2.25               182        1.10           4.49           1.57           4.02             48
2006                3.02               186        1.10           4.14           1.35           3.89             43

Class B
-------
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
2004                2.25                17        1.85           3.84           2.31           3.38             60
2005                1.48                15        1.85           3.74           2.32           3.27             48
2006                2.32                13        1.85           3.39           2.10           3.14             43

------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS INCOME FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
                 of Year         Income     Investments    Operations         Income           Gain  Distributions           Year
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2002               $9.92           $.55            $.07          $.62           $.58             --           $.58          $9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28
2004               10.28            .47            (.11)          .36            .53             --            .53          10.11
2005               10.11            .45            (.28)          .17            .52             --            .52           9.76
2006                9.76            .44            (.19)          .25            .49             --            .49           9.52

Class B
-------
2002                9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
2004               10.28            .38            (.11)          .27            .45             --            .45          10.10
2005               10.10            .34            (.24)          .10            .45             --            .45           9.75
2006                9.75            .30            (.12)          .18            .42             --            .42           9.51

---------------------------------------------------------------------------------------------------------------------------------
FUND FOR INCOME
---------------
Class A
-------
2002               $2.93           $.26           $(.29)        $(.03)          $.26             --           $.26          $2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05
2004                3.05            .23             .13           .36            .23             --            .23           3.18
2005                3.18            .23            (.11)          .12            .23             --            .23           3.07
2006                3.07            .22            (.06)          .16            .22             --            .22           3.01

Class B
-------
2002                2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
2004                3.05            .21             .12           .33            .20             --            .20           3.18
2005                3.18            .21            (.13)          .08            .20             --            .20           3.06
2006                3.06            .20            (.06)          .14            .20             --            .20           3.00

---------------------------------------------------------------------------------------------------------------------------------

 * Calculated without sales charges.

** Net of expenses waived or assumed (Note 3).

See notes to financial statements




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End   of Year                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses         Income           Rate
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2002                6.48%             $102        1.10%          5.63%          1.33%          5.40%            13%
2003                8.94               144        1.10           4.85           1.35           4.60              6
2004                3.57               170        1.10           4.49           1.32           4.27              9
2005                1.70               203        1.10           4.21           1.31           4.00             11
2006                2.69               231        1.10           4.35           1.27           4.18             74

Class B
-------
2002+               5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
2004                2.74                30        1.85           3.74           2.07           3.52              9
2005                 .97                28        1.85           3.46           2.06           3.25             11
2006                1.92                24        1.85           3.60           2.02           3.43             74

------------------------------------------------------------------------------------------------------------------
FUND FOR INCOME
---------------
Class A
-------
2002               (1.52)%            $397        1.35%          8.90%           N/A            N/A             20%
2003               25.78               509        1.34           8.38            N/A            N/A             31
2004               12.06               561        1.29           7.35            N/A            N/A             37
2005                3.79               571        1.30           7.33            N/A            N/A             39
2006                5.40               555        1.31           7.28            N/A            N/A             28

Class B
-------
2002+              (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
2004               11.22                40        1.99           6.65            N/A            N/A             37
2005                2.68                37        2.00           6.63            N/A            N/A             39
2006                4.64                31        2.01           6.58            N/A            N/A             28


------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of First Investors Income Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, (each a series of First Investors Income Funds) as of September 30, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, as of September 30, 2006, and the results of their operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 3, 2006

FIRST INVESTORS INCOME FUNDS
Trustees and Officers*

                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

                                  DISINTERESTED TRUSTEES

Charles R. Barton, III   1965           Trustee            President of         50                 None
c/o First Investors                     since 1/1/2006     Noe Pierson
Management Company, Inc.                                   Corporation; Board
95 Wall Street                                             Member of the
New York, NY 10005                                         Barton Group, LLC

Stefan L. Geiringer   1934              Trustee            Founder/Partner      50                 None
c/o First Investors                     since 1/1/2006     of Real Time
Management Company, Inc.                                   Energy Solutions,
95 Wall Street                                             Inc. since 2005;
New York, NY 10005                                         Founder/Owner of
                                                           SLG, Inc. since
                                                           2005; Senior Vice
                                                           President of Pepco
                                                           Energy Services
                                                           from 2003-2005;
                                                           Founder/Owner and
                                                           President of North
                                                           Atlantic Utilities,
                                                           Inc. from 1987-2003

Robert M. Grohol  1932                  Trustee            None/Retired         50                 None
c/o First Investors                     since 8/18/05;
Management Company, Inc.                Director/Trustee
95 Wall Street                          of predecessor
New York, NY 10005                      funds since
                                        6/30/00

Arthur M. Scutro, Jr.   1941            Trustee            Retired; formerly    50                 None
c/o First Investors                     since 1/1/2006     Senior Vice
Management Company, Inc.                                   President of
95 Wall Street                                             UBS PaineWebber
New York, NY 10005                                         from 1985-2001

James M. Srygley  1932                  Trustee            Retired;             50                 None
c/o First Investors                     since 8/18/05;     Owner
Management Company, Inc.                Director/Trustee   Hampton
95 Wall Street                          of predecessor     Properties
New York, NY 10005                      funds since
                                        1/19/95

Robert F. Wentworth  1929               Trustee            None/Retired         50                 None
c/o First Investors                     since 8/18/05;
Management Company, Inc.                Director/Trustee
95 Wall Street                          of predecessor
New York, NY 10005                      funds since
                                        10/15/92




FIRST INVESTORS INCOME FUNDS
Trustees and Officers* (continued)

                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

                                            INTERESTED TRUSTEES**

Kathryn S. Head  1955                   Trustee            Chairman, Officer    50                 None
c/o First Investors                     and President      and Director of
Management Company, Inc.                since 8/18/05;     First Investors
Raritan Plaza I                         Director/Trustee   Corporation;
Edison, NJ 08837                        of predecessor     First Investors
                                        funds since        Consolidated
                                        3/17/94;           Corporation;
                                        President of       First Investors
                                        predecessor        Management
                                        funds since        Company, Inc.;
                                        2001               Administrative Data
                                                           Management Corp.;
                                                           First Investors
                                                           Federal Savings
                                                           Bank; School
                                                           Financial
                                                           Management
                                                           Services, Inc.;
                                                           and other affiliated
                                                           companies***

John T. Sullivan  1932                  Trustee            Director of          50                 None
c/o First Investors                     since 8/18/05;     First Investors
Management Company, Inc.                Director/Trustee   Corporation,
95 Wall Street                          of predecessor     First Investors
New York, NY 10005                      funds since        Consolidated
                                        9/20/79            Corporation,
                                                           First Investors
                                                           Management
                                                           Company, Inc.,
                                                           Administrative Data
                                                           Management Corp.,
                                                           and other affiliated
                                                           companies***
                                                           Formerly
                                                           Of Counsel
                                                           Hawkins,
                                                           Delafield &
                                                           Wood.




  * Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested trustee because he is a director and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.






FIRST INVESTORS INCOME FUNDS
Trustees and Officers* (continued)

                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

                                   OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek  1957                 Treasurer          Treasurer            50                 None
c/o First Investors                     since 8/18/05;     and Principal
Management Company, Inc.                Treasurer of       Accounting
Raritan Plaza I                         predecessor fund   Officer
Edison, NJ 08837                        since 1988

Larry R. Lavoie  1947                   Chief Compliance   General Counsel      50                 None
c/o First Investors                     Officer since      of First Investors
Management Company, Inc.                8/18/05;           Corporation
95 Wall Street                          Chief Compliance   and its affiliates;
New York, NY 10005                      Officer of         Director of
                                        predecessor funds  First Investors
                                        since 2004         Corporation
                                                           and various
                                                           affiliates


FIRST INVESTORS INCOME FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1601 K Street, N.W.
Washington, DC 20006

FIRST INVESTORS INCOME FUNDS

Shareholder Information
-----------------------
The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trusts' prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

As of September 30, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended September 30, 2006, there were no amendments to any provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed under Item 12(a)(1).


Item 3.  Audit Committee Financial Expert


The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						September 30,
						-----------------
						   2006      2005
						   ----	     ----
(a) Audit Fees
     First Investors Income Funds	       $ 92,500  $ 88,300

(b) Audit-Related Fees
     First Investors Income Funds	       $      0	 $	0

(c) Tax Fees
     First Investors Income Funds	       $ 13,800  $ 13,400

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees
     First Investors Income Funds 	       $      0	 $ 	0


(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended September 30, 2006 and 2005 were $71,000 and $68,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 	 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 6, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Income Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 6, 2006